Shareholder Report, Average Annual Return (Details) 194409_Horizon Kinetics Energy and Remediation ETF_TF_TSR Annual {TF}	12 Months Ended	34 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Horizon Kinetics Energy and Remediation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Horizon Kinetics Energy and Remediation ETF NAV
Average Annual Return, Percent	9.43%	11.60%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	22.44%